Property and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property and equipment
Property, plant and equipment at beginning of period	$ 1,065,000
Property, plant and equipment at end of period	889,000	$ 1,065,000
Cost
Property and equipment
Property, plant and equipment at beginning of period	2,065,000	1,754,000
Additions	311,000	343,000
Disposals	(7,000)	(8,000)
Effect of foreign exchange rates	21,000	(24,000)
Property, plant and equipment at end of period	2,390,000	2,065,000
Accumulated depreciation
Property and equipment
Property, plant and equipment at beginning of period	(1,000,000)	(608,000)
Disposals	3,000	6,000
Depreciation	(494,000)	(408,000)
Effect of foreign exchange rates	(10,000)	10,000
Property, plant and equipment at end of period	(1,501,000)	(1,000,000)
Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	702,000
Property, plant and equipment at end of period	621,000	702,000
Computer hardware | Cost
Property and equipment
Property, plant and equipment at beginning of period	1,406,000	1,116,000
Additions	303,000	318,000
Disposals		(8,000)
Effect of foreign exchange rates	18,000	(20,000)
Property, plant and equipment at end of period	1,727,000	1,406,000
Computer hardware | Accumulated depreciation
Property and equipment
Property, plant and equipment at beginning of period	(704,000)	(425,000)
Disposals		6,000
Depreciation	(391,000)	(294,000)
Effect of foreign exchange rates	(11,000)	9,000
Property, plant and equipment at end of period	(1,106,000)	(704,000)
Furniture Fixtures And Office Equipment [member]
Property and equipment
Property, plant and equipment at beginning of period	363,000
Property, plant and equipment at end of period	268,000	363,000
Furniture Fixtures And Office Equipment [member] | Cost
Property and equipment
Property, plant and equipment at beginning of period	659,000	638,000
Additions	8,000	25,000
Disposals	(7,000)
Effect of foreign exchange rates	3,000	(4,000)
Property, plant and equipment at end of period	663,000	659,000
Furniture Fixtures And Office Equipment [member] | Accumulated depreciation
Property and equipment
Property, plant and equipment at beginning of period	(296,000)	(183,000)
Disposals	3,000
Depreciation	(103,000)	(114,000)
Effect of foreign exchange rates	1,000	1,000
Property, plant and equipment at end of period	$ (395,000)	$ (296,000)